Provisions (Tables)	12 Months Ended
Mar. 31, 2023
Provisions [abstract]
Summary of Provisions and Reconciliation of Changes in Provision for Decommissioning Costs

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Non-current
Provision for decommissioning costs	13,384	16,859	205
Total	13,384	16,859	205

Provision for decommissioning costs

As at April 1, 2020	11,950
Arised during the year	1,071
Unwinding of discount and changes in discount rate	744
Acquisition of subsidiaries	21
Disposal of subsidiaries	(100)
As at March 31, 2021	13,686
Arised during the year	1,206
Unwinding of discount and changes in discount rate	778
Acquisition of subsidiaries	78
Adjustment during the year*	(2,364)
As at March 31, 2022	13,384
Arised during the year	586
Unwinding of discount and changes in discount rate	953
Adjustment during the year*	1,936
As at March 31, 2023	16,859

* Adjustment during the year relates to revision in the provision for decommissioning costs on account of changes in the estimated future costs, or in the discount rate applied as at the end of reporting period.